INVESTMENT PROPERTY (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Reconciliation of the Carrying Amount

Reconciliation of the carrying amount:

USD
Balance as of January 1, 2025	-
Acquisitions (Note 8)	2,379,879
Change in fair value	38,296
Exchange differences	27,117
Balance as of December 31, 2025	2,445,292

Schedule of Valuation Techniques used in Measuring the Fair Value of Investment Properties

The following table shows the valuation techniques used in measuring the fair value of investment properties, as well as the significant unobservable inputs used.

Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs

Direct comparison method: The direct comparison method involves the analysis of comparable sales of similar properties and adjusting the sales price to those reflective of the investment properties under development.	Price per square foot (“psf”):	The estimated fair value would increase (decrease) if price psf was higher (lower).